Other Operating Income and (Expenses), Net - Summary of Other Operating Income and (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Other Operating Income and Expenses Net [Line Items]
Other operating income and (expenses), net	$ (1,025)	$ (2,876)	$ (57)	$ (1,803)